Note 8 - Real Estate	12 Months Ended
Dec. 31, 2014
Real Estate [Abstract]
Real Estate Disclosure [Text Block]

NOTE 8 Real Estate

A summary of real estate at December 31 is as follows:

	2014			2013

(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgment subject to redemption	$30	0	30	0	0	0
Real estate acquired through foreclosure	0	3,648	3,648	0	7,520	7,520
Real estate acquired through deed in lieu of foreclosure	28	1,126	1,154	0	1,759	1,759
Real estate acquired in satisfaction of debt	0	0	0	0	63	63
	58	4,774	4,832	0	9,342	9,342
Allowance for losses	(8)	(1,721)	(1,729)	0	(2,444)	(2,444)
	$50	3,053	3,103	0	6,898	6,898